Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Research and development expenses	$ 100,800	$ 76,056	$ 71,562	$ 150,290	$ 71,562	$ 165,621	$ 411,014
Marketing and advertising costs		$ 26,051	$ 33,622	$ 205,961	$ 44,073	$ 216,318	135,576
Number of convertible common stock (in Shares)						100
Insured amount of FDIC						$ 250,000
FDIC insurance limit						0	0
Inventory							3,048
Provision for obsolete inventory						$ 0	$ 46,981
Series B Convertible Preferred stock [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion of preferred stock (in Shares)		10,000		10,000		10,000
Investments held		$ 0		$ 0		$ 0
Number of convertible common stock (in Shares)		10,000		10,000
Series B Convertible Preferred stock [Member] | Marijuana, Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion of preferred stock (in Shares)		47,000,000		47,000,000		47,000,000
Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion of preferred stock (in Shares)		7,000,000		7,000,000		7,000,000
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Number of convertible common stock (in Shares)		100		100
Common Stock [Member] | Series B Convertible Preferred stock [Member]
Summary of Significant Accounting Policies [Line Items]
Number of convertible common stock (in Shares)		4,700		4,700